AMOUNTS DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Amounts Due To Related Parties
AMOUNTS DUE TO RELATED PARTIES

NOTE－8 AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of December 31,
	2024	2023
	$’000	$’000

Due to related parties
Ms Liao(1)	5,007	3,740
Mr. Ng(2)	942	1,055

	5,949	4,795

The entities are related parties of the Company as follows:

The amounts are unsecured, interest-free and repayable on demand and the amounts mainly were related to the approved the total amount of the distribution of interim dividend of approximately $4.9 million (S$6.8 million) to Ms. Liao and Mr. Ng on December 30, 2022 by SKK Works Pte Ltd and Ms Liao had injected additional funds of approximately $1.2 million in 2024.

(1)	Ms. Liao is our Executive Director, our Human Resources and Administrative Director and the controlling shareholder of our Company, and the amount was mainly related to the approved the total amount of the distribution of interim dividend of approximately $4.9 million (S$6.8 million) on December 30, 2022 by SKK Works Pte Ltd and Ms Liao had injected additional funds in 2024.

(2)	Mr. Ng is our Executive Director, our Chief Operating Officer and a shareholder of our Company, and the amount was mainly related to the approved the total amount of the distribution of interim dividend of approximately $4.9 million (S$6.8 million) on December 30, 2022 by SKK Works Pte Ltd.